INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total investments in associates and joint ventures accounted for using the equity method	₽ 9,275	₽ 8,430
Other unquoted companies accounted for at fair value through profit or loss	477	305
Total investments in associates	9,752	8,735
MTS Belarus
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total investments in associates and joint ventures accounted for using the equity method	5,798	6,265
Zelenaya Tochka Group
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total investments in associates and joint ventures accounted for using the equity method	199	141
YouDo
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total investments in associates and joint ventures accounted for using the equity method	667	705
Other unquoted companies
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total investments in associates and joint ventures accounted for using the equity method	₽ 2,611	₽ 1,319